Expense Example, No Redemption	Jul. 18, 2025 USD ($)
EMERALD BANKING & FINANCE EVOLUTION FUND | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 231
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	1,220
Expense Example, No Redemption, 10 Years	2,615
EMERALD GROWTH FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	900
Expense Example, No Redemption, 10 Years	$ 1,964